Selling expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Selling Expenses
Selling expenses

Note 6. Selling expenses

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Staff costs	(36,093)	(30,990)
Professional services	(4,609)	(1,710)
Depreciation and amortization	(1,507)	(815)
Advertising costs	(2,702)	(313)
Other costs	(1,675)	(1,407)
Total selling expenses	(46,586)	(35,235)

Note 6. Selling expenses

	For the year ended December 31,
(SEK in thousands)	2025	2024
Staff costs	(67,786)	(145,407)
Advertising costs	(556)	(8,678)
Professional services	(8,324)	(7,820)
Depreciation and amortization	(1,814)	-
IT and software expenses	(171)	(3,495)
Other costs	(753)	(17,197)
Total selling expenses	(79,404)	(182,597)